Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Stock Options	The Company estimated the fair value of the stock options on the date of grant using the Black-Scholes option-pricing model with the following assumptions:
	May 31, 2024		May 31, 2023
Stock price	USD$	0.85	$CAD	0.30
Risk-free interest rate		4.5%		2.8%
Term (years)		5		5
Volatility		85%		85%
Forfeiture rate		0%		0%
Dividend yield		0%		0%

Schedule of Stock Option Activity	A summary of stock option activity for the Company is as follows:
	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding stock options May 31, 2023	585,230	$0.56	6.2	$465
Exercised	-	-	-	-
Expired	-	-	-	-
Issued May 30, 2024	100,000	$0.85	10.0	$-
Outstanding stock options May 31, 2024	685,230	$0.60	6.8	$139
Exercisable as of May 31, 2024	195,077	$0.56	6.2	$46